UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03512)

Exact name of registrant as specified in charter: Putnam OTC & Emerging Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam OTC & Emerging Growth Fund

The fund's portfolio
4/30/07 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
FTD Group, Inc.	399,500	$7,131,075

Aerospace and Defense (1.2%)
Alliant Techsystems, Inc. (NON)	37,800	3,520,314
Curtiss-Wright Corp.	111,900	4,821,771
		8,342,085

Automotive (0.7%)
Tenneco Automotive, Inc. (NON)	168,900	5,058,555

Basic Materials (0.9%)
Ceradyne, Inc. (NON)	100,700	5,926,195

Beverage (0.7%)
Central European Distribution Corp. (NON)	152,500	4,536,875

Biotechnology (2.1%)
BioMarin Pharmaceuticals, Inc. (NON)	140,600	2,272,096
Illumina, Inc. (NON)	2,401	78,345
Medicines Co. (NON)	206,900	4,713,182
PDL BioPharma, Inc. (NON)	305,700	7,721,982
		14,785,605

Building Materials (1.4%)
Genlyte Group, Inc. (The) (NON)	67,200	5,242,272
Sherwin-Williams Co. (The)	64,800	4,132,296
		9,374,568

Commercial and Consumer Services (5.5%)
Chemed Corp.	148,900	7,489,670
Equifax, Inc.	125,500	4,994,900
infoUSA, Inc.	344,400	3,233,916
Manpower, Inc.	71,900	5,769,975
Morningstar, Inc. (NON)	84,800	4,415,536
Navigant Consulting, Inc. (NON)	290,300	5,567,954
Pre-Paid Legal Services, Inc. (NON)	119,800	6,834,590
		38,306,541

Communications Equipment (2.3%)
Avaya, Inc. (NON)	398,400	5,147,328
Harris Corp.	114,882	5,899,191
Tekelec (NON)	367,300	5,267,082
		16,313,601

Computers (4.4%)
Avocent Corp. (NON)	113,300	3,173,533
Commvault Systems, Inc. (acquired various dates from
01/30/02 to 09/04/03, cost $2,332,549)
(Private)(RES)(NON)(F)	375,852	6,374,450
Electronics for Imaging, Inc. (NON)	153,900	4,104,513
Jack Henry & Associates, Inc.	241,400	5,733,250
Mentor Graphics Corp. (NON)	267,600	4,329,768
National Instruments Corp.	247,500	6,895,350
		30,610,864

Consumer Services (0.8%)
Nutri/System, Inc. (NON)	94,300	5,846,600

Distribution (0.8%)
Beacon Roofing Supply, Inc. (NON)	366,000	5,757,180

Electrical Equipment (1.4%)
Superior Essex, Inc. (NON)	99,935	3,567,680
WESCO International, Inc. (NON)	98,200	6,203,294
		9,770,974

Electronics (5.3%)
Amphenol Corp. Class A	247,300	8,682,703
Avnet, Inc. (NON)	161,700	6,613,530
General Cable Corp. (NON)	80,400	4,618,176
LSI Logic Corp. (NON)	399,520	3,395,920
RF Micro Devices, Inc. (NON)	983,100	6,144,375
Trimble Navigation, Ltd. (NON)	126,000	3,613,680
TTM Technologies, Inc. (NON)	394,026	3,617,159
		36,685,543

Energy (4.6%)

Cameron International Corp. (NON)	107,800	6,960,646
FMC Technologies, Inc. (NON)	57,900	4,103,952
Grant Prideco, Inc. (NON)	92,200	4,751,988
Helix Energy Solutions Group, Inc. (NON)	79,500	3,041,670
National-Oilwell Varco, Inc. (NON)	97,600	8,281,360
Smith International, Inc.	94,600	4,960,824
		32,100,440

Entertainment (0.1%)
Town Sports International Holdings, Inc. (NON)	31,700	719,590

Environmental (0.8%)
Foster Wheeler, Ltd. (NON)	82,400	5,671,592

Financial (2.7%)
Advanta Corp. Class B	120,800	5,535,056
FCStone Group, Inc. (NON)	38,731	1,745,219
IntercontinentalExchange, Inc. (NON)	52,035	6,608,445
Nasdaq Stock Market, Inc. (The) (NON)	159,000	5,177,040
		19,065,760

Health Care Services (5.6%)
Alnylam Pharmaceuticals, Inc. (NON)	121,000	2,271,170
AMERIGROUP Corp. (NON)	202,600	5,699,138
AmSurg Corp. (NON)	105,600	2,423,520
Charles River Laboratories International, Inc. (NON)	108,900	5,157,504
Laboratory Corp. of America Holdings (NON)	153,400	12,109,396
LifePoint Hospitals, Inc. (NON)	144,900	5,290,299
WellCare Health Plans, Inc. (NON)	73,100	5,891,129
		38,842,156

Household Furniture and Appliances (2.3%)
Select Comfort Corp. (NON)	298,700	5,537,898
Whirlpool Corp.	100,000	10,603,000
		16,140,898

Insurance (1.0%)
Hilb, Rogal & Hamilton Co.	83,500	3,628,075
Safety Insurance Group, Inc.	88,400	3,541,304
		7,169,379

Investment Banking/Brokerage (1.6%)
Affiliated Managers Group (NON)	57,700	6,787,251
Penson Worldwide, Inc. (NON)	165,800	4,446,756
		11,234,007

Machinery (5.3%)
Cummins, Inc.	68,800	6,340,608
Gardner Denver, Inc. (NON)	173,994	6,576,973
Lincoln Electric Holdings, Inc.	103,000	6,564,190
Parker-Hannifin Corp.	63,700	5,869,318
Timken Co.	131,600	4,340,168
Wabtec Corp.	198,700	7,381,705
		37,072,962

Manufacturing (1.1%)
Actuant Corp. Class A	102,800	5,448,400
Dover Corp.	51,000	2,454,120
		7,902,520

Medical Technology (6.6%)
C.R. Bard, Inc.	98,100	8,155,053
Dade Behring Holdings, Inc.	133,500	6,556,185
DENTSPLY International, Inc.	221,800	7,410,338
Edwards Lifesciences Corp. (NON)	167,100	8,187,900
Hospira, Inc. (NON)	235,700	9,557,635
Kinetic Concepts, Inc. (NON)	117,130	5,856,500
		45,723,611

Metals (5.0%)
Agnico-Eagle Mines, Ltd. (Canada)	228,000	8,043,840
Cleveland-Cliffs, Inc.	50,800	3,519,932
Freeport-McMoRan Copper & Gold, Inc. Class B	93,500	6,279,460
Goldcorp, Inc. (Toronto Exchange) (Canada)	146,750	3,571,895
Hecla Mining Co. (NON)	413,068	3,639,129
PAN American Silver Corp. (Canada) (NON)	120,100	3,392,825
Quanex Corp.	35,632	1,555,886
Steel Dynamics, Inc.	107,600	4,767,756
		34,770,723

Oil & Gas (1.2%)
ATP Oil & Gas Corp. (NON)	90,200	3,920,092
Helmerich & Payne, Inc.	132,500	4,278,425
		8,198,517

Pharmaceuticals (4.4%)

Barr Pharmaceuticals, Inc. (NON)	114,000	5,513,040
Cephalon, Inc. (NON)	173,700	13,828,257
Mylan Laboratories, Inc.	325,522	7,138,697
Salix Pharmaceuticals, Ltd. (NON)	321,989	4,192,297
		30,672,291

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	192,200	6,505,970
HFF, Inc. Class A (NON)	104,400	1,668,312
Realex Properties Corp. (Canada)	26,838	26,620
		8,200,902

Restaurants (3.0%)
Domino's Pizza, Inc.	306,200	9,874,950
Jack in the Box, Inc. (NON)	48,600	3,237,732
Papa John's International, Inc. (NON)	151,300	4,646,423
Sonic Corp. (NON)	150,800	3,383,952
		21,143,057

Retail (7.9%)
A.C. Moore Arts & Crafts, Inc. (NON)	188,200	3,863,746
Abercrombie & Fitch Co. Class A	83,700	6,834,942
Advance Auto Parts, Inc.	131,700	5,426,040
AnnTaylor Stores Corp. (NON)	127,100	4,890,808
Dollar Tree Stores, Inc. (NON)	79,900	3,141,668
Dress Barn, Inc. (NON)	323,100	6,432,921
Expedia, Inc. (NON)	246,300	5,817,606
OfficeMax, Inc.	117,700	5,793,194
Ross Stores, Inc.	126,150	4,181,873
Timberland Co. (The) Class A (NON)	167,500	4,323,175
USANA Health Sciences, Inc. (NON)	111,300	4,434,192
		55,140,165

Schools (0.7%)
Career Education Corp. (NON)	175,300	5,178,362
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238)
(Private) (RES)(NON)(F)	125,000	1,250
		5,179,612

Semiconductor (3.9%)
Advanced Energy Industries, Inc. (NON)	127,900	3,133,550
Brooks Automation, Inc. (NON)	199,800	3,490,506
Cymer, Inc. (NON)	124,500	5,043,495
Formfactor, Inc. (NON)	131,147	5,415,060
Lam Research Corp. (NON)	103,100	5,544,718
Micrel, Inc. (NON)	332,300	4,170,365
		26,797,694

Shipping (1.1%)
Omega Navigation Enterprises, Inc. (Marshall Islands)	226,100	4,469,997
Ultrapetrol Bahamas, Ltd. (Bahamas) (NON)	153,210	3,217,410
		7,687,407

Software (4.7%)
Cadence Design Systems, Inc. (NON)	347,600	7,716,720
Epicor Software Corp. (NON)	456,300	6,616,350
Glu Mobile, Inc. (NON)	221,050	2,483,497
Manhattan Associates, Inc. (NON)	140,700	4,069,044
Parametric Technology Corp. (NON)	262,800	4,669,956
Sybase, Inc. (NON)	291,100	7,041,709
		32,597,276

Staffing (0.8%)
Administaff, Inc.	158,000	5,244,020

Technology (0.8%)
ON Semiconductor Corp. (NON)	502,500	5,381,775

Technology Services (1.0%)
Checkfree Corp. (NON)	78,350	2,637,261
Fiserv, Inc. (NON)	82,600	4,391,842
		7,029,103

Textiles (0.7%)
Maidenform Brands, Inc. (NON)	234,742	4,786,389

Toys (1.8%)
Jakks Pacific, Inc. (NON)	245,500	5,899,365
RC2 Corp. (NON)	159,600	6,361,817
		12,261,182

Total common stocks (cost $615,560,623)		$685,179,289

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

Bowstreet, Inc. - escrow (acquired various
dates from 11/23/04 to 3/22/06, cost

$31,972) (Private)(RES)(NON)(F)	392,343	$8,056
MarketSoft Software Corp. - escrow (acquired 2/9/06,
cost $44,973) (Private)(RES)(NON)(F)	1,354,608	73,074
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
6/26/00, cost $2,240,735) (Private) (RES)(NON)(F)	878,186	88

Total convertible preferred stocks (cost $2,317,680)		$81,218

SHORT-TERM INVESTMENTS (2.3%)(a) (cost $15,808,994)
	Shares	Value

Putnam Prime Money Market Fund (e)	15,808,994	$15,808,994

TOTAL INVESTMENTS

Total investments (cost $633,687,297) (b)		$701,069,501

WRITTEN OPTIONS OUTSTANDING at 4/30/07 (premiums received $28,166) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Grant Prideco Escrow, Inc. (Call)	$9,220	May-07/$54.71	$10,434
Nutri/System, Inc. (Call)	12,240	May-07/$61.86	31,197

Total			$41,631

NOTES

(a) Percentages indicated are based on net assets of $696,424,063.

(b) The aggregate identified cost on a tax basis is $633,811,125, resulting in gross unrealized appreciation and depreciation of $104,367,272 and $37,108,896, respectively, or net unrealized appreciation of $67,258,376.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2007 was $6,456,918 or 0.9% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $675,605 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $265,876,395 and $258,764,241, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At April 30, 2007, liquid assets totaling $1,261,651 have been designated as collateral for open written options contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam OTC & Emerging Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007